UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				March 31, 2012 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Banks & Thrifts
93,800	Anchor Bancorp *	$ 720,836	$ 797,300
165,904	Preferred Bank *	1,247,446	1,954,349
13,700	Suffolk Bancorp	112,764	177,963
451,107	Wilshire Bancorp *	1,382,477	2,178,847
		3,463,523	5,108,459	10.34%
Conglomerate
142,049	Regency Affiliates, Inc. *	750,235	867,919	1.76%

Electronic Connectors
100	Methode Electronics, Inc.	972	928	0.00%

Fabricated Metal Products
71,700	Hardinge, Inc.	256,225	678,282
12,150	Keystone Consol Industries, Inc. *	95,170	78,975
		351,395	757,257	1.53%
Financial Services
185,187	Asta Funding, Inc.	261,637	1,512,978
1,600	BBCN Bancorp, Inc. *	12,535	17,808
238,445	BKF Capital Group, Inc. *	783,446	290,903
512,840	Cadus Corp. *	828,076	707,719
17,100	Capital Southwest Corp.	1,275,408	1,616,805
285,670	Cosine Communications, Inc. *	697,285	614,191
117,200	Kent Financial Services, Inc. *	265,452	134,780
143,437	MVC Capital, Inc.	1,254,961	1,883,328
1,141,027	SWK Holdings Corp. *	970,970	935,642
		6,349,770	7,714,154	15.62%
Furniture & Fixtures
7,500	Hooker Furniture	64,825	102,375
17,104	Flexsteel Industries, Inc.	90,903	309,582
146,286	Stanley Furniture Co., Inc. *	444,125	702,173
		599,853	1,114,130	2.26%
Greeting Cards & Gift-wrap
39,600	CSS Industries, Inc.	640,739	770,616	1.56%

Insurance
29,848	EMC Insurance Group	546,920	599,646
1,341,913	First Acceptance Corp. *	2,982,515	1,865,259
250,724	Hallmark Financial Services, Inc. *	1,640,612	1,978,212
26,840	Independence Holdings Co.	116,279	267,326
97,400	Montpelier Re Holdings Ltd.	1,301,861	1,881,768
9,901	National Security Group, Inc.	84,207	85,447
900	Navigators Group, Inc. *	33,483	42,516
98,800	Old Republic International Corp.	776,339	1,042,340
109,089	Seabright Holdings, Inc.	700,444	991,619
		8,182,660	8,754,133	17.72%
Railroad Equipment
100	Freight Car America, Inc.	1,912	2,249	0.00%

Retail-Variety Stores
8,700	Duckwall-ALCO Stores, Inc. *	71,405	77,778	0.16%

Security Services
1,627,683	Costar Technologies, Inc. *	554,777	146,492	0.30%

Services-Educational Services
70,201	Ambassador Group, Inc.	297,108	375,575
800	Lincoln Educational Services Corp.	6,112	6,328
		303,220	381,903	0.77%
Test & Measurement
50,200	Electro Sensors, Inc.	199,619	201,302
21,600	Preceptron, Inc. *	57,442	126,144
		257,061	327,446	0.66%
Trucking
69,153	P.A.M. Transportation Services, Inc. *	306,797	773,822	1.57%

Total for Common Stock		$ 21,834,319	$ 26,797,286	54.24%

Closed-End & Exchange Traded Funds
2,600	Central Europe & Russia Fund, Inc.	31,314	91,052
11,690	Guggenheim Solar	305,293	290,847
64,780	Japan Smaller Capitalization Fund, Inc.	414,666	507,227
29,059	Petroleum & Resources Corp.	494,948	755,244
7,880	ProShares UltraShort Russell 2000 Growth *	300,662	210,160
5,075	ProShares UltraShort Technology *	255,960	170,977
7,400	Singapore Fund, Inc.	45,045	95,904
7,200	Turkish Investment Fund, Inc.	30,696	98,280
		1,878,584	2,219,691

Total for Closed-End & Exchange Traded Funds		$ 1,878,584	$ 2,219,691	4.49%

Real Estate Investment Trust
30,700	American Land Lease, Inc. Preferred	644,555	644,700
41,500	Getty Realty Corp.	586,745	646,570
531	USA Real Estate Investors Trust *	173,832	35,051

Total for Real Estate Investment Trust		$ 1,405,132	$ 1,326,321	2.68%

SHORT TERM INVESTMENTS
Money Market Fund
500,000	Federated Prime Cash Obligations Fund 0.20% **	500,000	500,000
18,850,281	First American Government Obligation Fund Class Z 0.02% **	18,850,281	18,850,281
500,000	Invesco Liquid Assets Portfolio 0.16% **	500,000	500,000

Total for Short Term Investments		$ 19,850,281	$ 19,850,281	40.18%

	Total Investments	$ 44,968,316	$ 50,193,579	101.60%

	Liabilities In Excess of Other Assets		(792,015)	-1.60%

	Net Assets		$ 49,401,564	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $44,968,316 amounted to $5,225,262, which consisted of aggregate gross unrealized appreciation of $8,086,563 and aggregate gross unrealized depreciation of $2,861,301.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$26,797,286	$0	$0	$26,797,286
Closed End & Exchange Traded Funds		$2,219,691	$0	$0	$2,219,691
Real Estate Investment Trusts		$1,326,321	$0	$0	$1,326,321
Preferred Stocks		$0	$0	$0	$0
Cash Equivalents		$ 19,850,281	$0	$0	$19,850,281
Total		$50,193,579	$0	$0	$50,193,579

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date May 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date May 10, 2012

* Print the name and title of each signing officer under his or her signature.